SUPPLEMENT DATED MARCH 28, 2014
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED MARCH 28, 2014
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective March 13, 2014, for the JNL/JPMorgan MidCap Growth Fund, please remove all references to Christopher M.V. Jones.

This Supplement is dated March 28, 2014.

SUPPLEMENT DATED MARCH 28, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity product(s).

Effective March 13, 2014, for the JNL/JPMorgan MidCap Growth Fund, please remove all references to Christopher M.V. Jones.

This Supplement is dated March 28, 2014.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX________ 03/14